Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.8%
Alabama 4.3%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,346,554
Series C-1, 4.0%, Mandatory Put 12/1/2026 @ 100, 10/1/2052, GTY: Goldman Sachs Group, Inc.	7,000,000	7,049,933
Series B-1, 4.0%, Mandatory Put 10/1/2027 @ 100, 4/1/2053, GTY: Goldman Sachs Group, Inc.	2,615,000	2,634,256
Jefferson, AL, Sewer Revenue, 5.25%, 10/1/2041	1,500,000	1,660,578
Southeast Alabama, Energy Authority A Cooperative District:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,802,301
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, LIQ: Royal Bank of Canada	8,490,000	9,042,735
Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,544,910
		32,081,267
Alaska 0.2%
Alaska, State General Obligation, Series A, 5.0%, 8/1/2029 (a)	1,300,000	1,403,158
Arizona 3.1%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,072,956
Arizona, Industrial Development Authority, Authority Hospital Revenue Bond, Phoenix Childrens Hospital:
Series A, 5.0%, 2/1/2030	600,000	666,755
Series A, 5.0%, 2/1/2031	1,200,000	1,347,949
Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:
Series A, 5.0%, 1/1/2028	1,160,000	1,253,617
Series A, 5.0%, 1/1/2029	1,605,000	1,770,056
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,557,130	4,406,388
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,411,558
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, 4.0%, 7/1/2034	4,000,000	3,974,425
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,025,548
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039 (a)	1,445,000	1,618,106
Series D, 5.0%, 12/1/2040 (a)	1,500,000	1,668,436
Series D, 5.0%, 12/1/2041 (a)	1,000,000	1,106,627
		23,322,421

California 6.9%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System:
Series E, 5.0%, 10/1/2028	1,000,000	1,074,512
Series E, 5.0%, 10/1/2029	1,000,000	1,072,433
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series D, MUNIPSA + 0.3%, 3.22% (b), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,961,212
Series C, MUNIPSA + 0.45%, 3.37% (b), Mandatory Put 4/1/2026 @ 100, 4/1/2056	1,000,000	996,436
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-050, 144A, AMT, 3.05%, 6/15/2037	6,105,000	5,657,424
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Prerefunded, 5.0%, 6/1/2032	5,000,000	5,448,147
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	1,000,000	1,009,573
California, Moreland School District, General Obligation:
Series B, 5.0%, 8/1/2039 (a)	1,000,000	1,155,475
Series B, 5.0%, 8/1/2040 (a)	1,025,000	1,176,731
California, State General Obligation:
Series C-3, 2.0% (c), 9/6/2024, LOC: U.S Bank NA	150,000	150,000
Series A-1, 3.5% (c), 9/3/2024, LOC: Barclays Bank PLC	200,000	200,000
Series A-2, 3.7% (c), 9/3/2024, LOC: State Street B&T Co.	500,000	500,000
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,227,336	7,936,806
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.74% (c), 9/6/2024, LOC: Wells Fargo Bank NA	200,000	200,000
California, University of California Revenue, Series BS, 5.0%, 5/15/2041	2,000,000	2,306,812
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series H, AMT, 5.5%, 5/15/2036	1,820,000	2,067,929
Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,646,759
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,441,652
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation, Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,301,421
		52,303,322
Colorado 3.4%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AGMC	550,000	615,376
Series A, 5.0%, 12/1/2042, INS: AGMC	1,525,000	1,697,928
Colorado, Colorado Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,097,807
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	1,605,000	1,344,159
Colorado, State Housing & Finance Authority, “III”, Series H, 4.25%, 11/1/2049	1,175,000	1,189,535
Colorado, State Housing & Finance Authority Revenue, “III”, Series L, 5.75%, 11/1/2053	4,935,000	5,322,381
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,483,011
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,596,813
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	515,935
5.0%, 12/1/2033	500,000	511,924
5.0%, 12/1/2034	1,000,000	1,022,755
		25,397,624

Connecticut 1.4%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	998,253
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,093,286
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	1,070,000	1,073,837
Series D, 6.25%, 5/15/2054	1,950,000	2,151,264
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 7/1/2028	3,000,000	3,272,328
Series A, 5.0%, 7/1/2038	1,565,000	1,779,405
		10,368,373
District of Columbia 0.2%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 10/1/2037	1,000,000	1,172,593
Florida 6.1%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,493,499
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,522,805
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	1,975,000	2,003,246
Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,747,090
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	2,005,000	1,945,874
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 144A, 5.0%, 11/15/2030	1,000,000	935,977
Series A, 5.0%, 6/15/2035	1,000,000	1,027,739
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032	2,085,000	2,225,748
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	6,000,000	6,147,340
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,077,100
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,171,818
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 4.85%, 5/1/2038	1,000,000	1,031,192
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,785,161
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	540,000	547,595
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,365,947
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,166,249
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,423,214
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	823,248
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	955,000	927,741
		46,368,583
Georgia 6.7%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,022,566
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	10,552,992
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,767,610

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	204,775
Series B, 4.0%, 4/1/2033	200,000	204,534
Series B, 4.0%, 4/1/2034	250,000	255,346
Series B, 4.0%, 4/1/2035	225,000	229,456
Series B, 4.0%, 4/1/2036	250,000	254,030
Georgia, Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System Obligated Group, 5.0%, 10/15/2030	1,375,000	1,525,054
Georgia, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,265,224
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup Global Markets	10,000,000	10,122,699
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,236,304
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	1,705,795
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,004,000
Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,416,544
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,220,561
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,262,396
		50,249,886
Hawaii 0.6%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,504,116
Illinois 4.1%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,137,148
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	774,037
Series C, AMT, 5.0%, 1/1/2036	500,000	539,247
5.25%, 1/1/2039, INS: BAM	825,000	926,870
5.25%, 1/1/2040, INS: BAM	1,130,000	1,262,691
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,622,267
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	4,820,000	5,411,845
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,126,548
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,072,419
Series B, 5.25%, 10/1/2037	2,000,000	2,241,068
5.5%, 5/1/2025	1,500,000	1,524,129
Series C, 5.5%, 10/1/2039	2,000,000	2,266,836
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	6,605,163
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,532,523
		31,042,791
Indiana 2.3%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 3.22% (b), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,245,000	2,216,593
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,680,883
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,083,440

Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,172,329
Indiana, State Finance Authority, CWA Authority Inc., Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,136,954
Series A, 5.0%, 10/1/2041	1,000,000	1,128,105
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,618,629
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,869,952
Series E, 5.5%, 3/1/2038	2,000,000	2,239,683
		17,146,568
Iowa 0.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 6.6%, 5/15/2028	1,580,000	1,656,607
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	215,000	206,415
Iowa, Tobacco Settlement Authority Revenue, “2”, Series B1, 4.0%, 6/1/2049	510,000	511,772
		2,374,794
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,326,300
Maryland 0.0%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Gaudenzia Foundation, 2.92% (c), 9/6/2024, LOC: PNC Bank NA	200,000	200,000
Massachusetts 1.9%
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,050,345
Series J2, 5.0%, 7/1/2034	2,000,000	2,098,768
Massachusetts, State Development Finance Agency Revenue, Northeastern University, 5.0%, 10/1/2037	1,250,000	1,422,065
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	140,000	139,523
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	415,000	364,249
Massachusetts, State Port Authority:
Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,314,743
Series A, AMT, 5.0%, 7/1/2036	4,000,000	4,237,936
		14,627,629
Michigan 2.8%
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,088,183
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,382,738
AMT, 5.0%, 12/31/2032	700,000	732,728
AMT, 5.0%, 12/31/2033	1,600,000	1,672,588
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,569,653
5.5%, 11/15/2044	3,000,000	3,464,158
		20,910,048
Minnesota 0.2%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,845,274

Mississippi 1.6%
Mississippi, State Gaming Tax Revenue:
Series E, 5.0%, 10/15/2028	4,755,000	4,853,364
Series A, 5.0%, 10/15/2036	4,000,000	4,205,744
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,647,410
Series B, 5.0%, 8/1/2043	1,540,000	1,724,212
		12,430,730
Missouri 1.1%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	3,203,270	2,938,004
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	685,652
Missouri, State Health & Educational Facilities Authority Revenue, St Louis University, Series B, 3.55% (c), 9/3/2024, LOC: U.S Bank NA	900,000	900,000
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	3,380,000	3,757,895
		8,281,551
Nebraska 0.4%
Nebraska, Public Power District Revenue, Series A, 5.0%, 1/1/2037	2,750,000	3,059,108
Nevada 0.2%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series A4, AMT, 8.125%, Mandatory Put 8/15/2025 @ 104, 1/1/2050	350,000	353,351
Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	915,000	890,432
		1,243,783
New Hampshire 1.0%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,925,590	2,895,624
Series 2022-1, 4.375%, 9/20/2036	3,888,487	3,960,654
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	821,187
		7,677,465
New Jersey 2.5%
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040* (d)	1,505,000	1,043,186
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	895,214
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 3.25%, 12/1/2039	645,000	613,180
Series B, AMT, 3.5%, 12/1/2039	1,235,000	1,200,600
Series B, AMT, 4.0%, 12/1/2041	4,430,000	4,429,778
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series CC, 5.0%, 6/15/2038	2,000,000	2,233,907
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,185,292
Series C, 5.0%, 1/1/2045 (a)	3,000,000	3,324,996
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,161,193
		19,087,346

New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	1,805,000	1,813,626
New York 11.8%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AGMC	1,820,000	1,693,448
3.0%, 4/1/2036, INS: AGMC	1,750,000	1,605,418
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,233,274
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,445,199
Series C1, 5.0%, 11/15/2028	1,200,000	1,292,468
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,828,738
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	8,918,332
New York, State Liberty Development Corp. Revenue, A World Trade Center Project, Series A, 1.9%, 11/15/2031	800,000	690,341
New York, State Liberty Development Corp., Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	4,710,253
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,699,860
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,033,960
New York, State Transportation Development Corp., Special Facility Revenue, Terminal 4 John F. Kennedy International Airport Project, AMT, 5.0%, 12/1/2030	5,000,000	5,402,818
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-4C, 3.6% (c), 9/3/2024, LOC: U.S Bank NA	300,000	300,000
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B, 5.0%, 5/15/2046	1,000,000	1,104,207
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	8,068,109
New York City, NY, General Obligation, Series D, 5.0%, 4/1/2043	1,000,000	1,110,237
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	4,043,353
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,382,268
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	1,500,000	1,680,080
Series G-1, 5.25%, 5/1/2048	2,750,000	3,070,957
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Series S3A, 5.0%, 7/15/2035	5,000,000	5,337,849
New York, NY, General Obligation:
Series G-6, 3.6% (c), 9/3/2024, LOC: Mizuho Bank Ltd.	5,000,000	5,000,000
Series C, 4.0%, 8/1/2037	1,000,000	1,019,357
Series E1, 5.0%, 4/1/2038	900,000	1,019,224
Series E1, 5.0%, 4/1/2039	1,250,000	1,406,071
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series DD-3B, 3.6% (c), 9/3/2024, SPA: State Street B&T Co.	7,500,000	7,500,000
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2030	1,345,000	1,488,973
Series A, 5.0%, 9/1/2031	3,520,000	3,875,923
		88,960,717
North Carolina 0.6%
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AGMC	1,150,000	1,250,447

North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	620,000	631,384
North Carolina, State Turnpike Authority, Monroe Expressway System:
5.0%, 7/1/2036	1,000,000	1,127,610
5.0%, 7/1/2037	1,000,000	1,124,615
5.0%, 7/1/2038	500,000	560,036
		4,694,092
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	5,000,000	5,500,911
Ohio 2.5%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039 (a)	1,070,000	1,202,455
Series D, 5.0%, 6/1/2040 (a)	1,120,000	1,251,202
Series D, 5.0%, 6/1/2041 (a)	1,180,000	1,309,658
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,579,753
4.0%, 12/1/2030	1,210,000	1,264,567
4.0%, 12/1/2031	1,105,000	1,149,017
Hamilton County, OH, Sewer System Revenue, Series B, 5.0%, 12/1/2030 (a)	1,180,000	1,341,477
Ohio, Air Quality Development Authority, Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,015,309
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,640,764
Ohio, Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Series B, 5.0%, 1/1/2029	1,715,000	1,880,287
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,024,006
		18,658,495
Oregon 0.2%
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 3.55% (c), 9/3/2024, LOC: U.S Bank NA	110,000	110,000
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	1,445,000	1,457,090
		1,567,090
Pennsylvania 8.4%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,242,895
Lancaster County, PA, Hospital Authority, Brethren Village Project, 5.125%, 7/1/2037	1,000,000	1,005,019
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,240,000	2,269,932
5.0%, 12/1/2032	2,745,000	2,816,649
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,644,864
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AGMC	1,025,000	1,146,306
Series A, 5.0%, 12/1/2040, INS: AGMC	1,625,000	1,795,239
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	2,700,000	2,348,230
Series A, 2.625%, 6/1/2042	510,000	442,573
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	322,804
Series A, 5.0%, 7/1/2031	850,000	908,098

Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,328,838
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,694,138
AMT, 5.5%, 6/30/2038	3,000,000	3,349,845
AMT, 5.5%, 6/30/2039	4,000,000	4,444,886
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	380,000	379,717
Series 122, AMT, 4.0%, 10/1/2046	1,935,000	1,937,339
Series 143A, 6.25%, 10/1/2053	1,980,000	2,186,349
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2028	2,950,000	2,969,144
Series B, 5.0%, 6/1/2029	5,000,000	5,181,887
Series FIRST, 5.0%, 12/1/2039	860,000	963,611
Series FIRST, 5.0%, 12/1/2040	855,000	955,533
Series FIRST, 5.0%, 12/1/2041	855,000	951,066
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,270,558
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	31,414
		63,586,934
Rhode Island 0.5%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,662,352
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,880,000	1,886,722
		3,549,074
South Carolina 0.5%
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	200,000	201,599
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2045	3,000,000	3,429,750
		3,631,349
Tennessee 0.9%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,613,550
Memphis & Shelby County, TN, New Memphis Arena Public Building Authority, City of Memphis Project:
0%–4.0% 4/1/2029 (e)	1,100,000	1,034,744
0%–4.0% 4/1/2030 (e)	750,000	703,714
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,837,604
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	548,905
		6,738,517
Texas 12.4%
Austin, TX, Airport System Revenue, AMT, 5.0%, 11/15/2033	1,250,000	1,377,352
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,215,614
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,958,857
5.0%, 11/15/2049	1,000,000	1,091,547
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,530,967
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	1,665,000	1,809,086
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,795,869

Dallas, TX, Fort Worth International Airport:
Series B, 5.0%, 11/1/2037	1,200,000	1,343,172
Series B, 5.0%, 11/1/2040	3,500,000	3,912,811
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0%, Mandatory Put 8/15/2028 @ 100, 8/15/2053	3,015,000	3,040,852
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/01/2029 @ 100, 7/1/2054	2,000,000	2,177,180
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,301,357
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,679,148
Houston, TX, Airport System Revenue, Series A, AMT, 4.0%, 7/1/2038	2,000,000	1,972,992
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:
5.0%, 9/1/2027	1,590,000	1,693,158
5.0%, 9/1/2028	1,350,000	1,462,706
Lower Colorado, TX, State Transmission Contract Authority Revenue, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2041, INS: AGMC	5,000,000	5,474,167
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,833,267
Prosper, TX, Independent School District, General Obligation, 5.0%, 2/15/2041	4,000,000	4,523,312
Texas, Aldine Independent School District:
4.0%, 2/15/2032	3,000,000	3,066,217
5.0%, 2/15/2044	2,750,000	3,052,254
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,688,068
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	2,530,000	2,782,129
5.0%, 2/15/2042	3,045,000	3,331,293
5.0%, 2/15/2043	2,625,000	2,860,296
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,010,856
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,084,980
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,692,091	4,718,094
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	4,500,000	4,655,029
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:
Series A, 4.0%, 12/31/2035	500,000	508,274
Series A, 4.0%, 12/31/2036	2,000,000	2,023,325
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,625,611
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,115,815
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project, 5.0%, 5/15/2043, INS: AGMC	3,790,000	4,154,365
		93,870,020
Utah 0.9%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,219,245
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	840,000	936,876
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	283,588
		6,439,709
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St. Michael’s College, 144A, 5.0%, 10/1/2033	1,500,000	1,532,742

Virginia 2.8%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:
Series A, 4.0%, 7/1/2036	2,070,000	2,137,397
Series A, 4.0%, 7/1/2038	4,370,000	4,471,655
Virginia, Small Business Financing Authority:
AMT, 4.0%, 1/1/2030	1,500,000	1,520,419
AMT, 4.0%, 7/1/2030	1,000,000	1,012,862
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	5,005,000	5,048,106
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,222,427
		21,412,866
Washington 3.9%
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2036	3,570,000	3,844,873
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,331,097
Seattle, WA, Seattle Municipal Light & Power Revenue, Series B, MUNIPSA + 0.25%, 3.17% (b), Mandatory Put 11/1/2026 @ 100, 5/1/2045	895,000	878,319
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2015-S-2A, MUNIPSA + 0.2%, 3.12% (b), Mandatory Put 11/1/2026 @ 100, 11/1/2045	5,385,000	5,338,785
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,612,165
4.0%, 7/1/2031	3,000,000	3,013,064
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,378,192
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	752,683
144A, 5.0%, 1/1/2029	840,000	843,261
144A, 5.0%, 1/1/2031	1,030,000	1,032,431
144A, 5.0%, 1/1/2033	1,050,000	1,051,201
		29,076,071
West Virginia 0.5%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	1,250,000	1,249,983
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,498,034
		3,748,017
Wisconsin 0.7%
Wisconsin, State General Obligation:
Series 2025-2, 5.0%, 5/1/2029 (a)	2,500,000	2,723,688
Series 1, 5.0%, 5/1/2036 (a)	650,000	744,698
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,683,101
		5,151,487
Puerto Rico 0.7%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	992,610
Series A1, 5.75%, 7/1/2031	1,910,000	2,116,287
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,303,633
		5,412,530

Other 0.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,495,000	6,593,154
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	567,333	554,544
		7,147,698
Total Municipal Investments (Cost $762,228,040)		760,916,675

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.84% (f) (Cost $76,558)	76,550	76,558

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $762,304,598)	100.8	760,993,233
Other Assets and Liabilities, Net	(0.8)	(6,390,345)
Net Assets	100.0	754,602,888
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued security.
(b)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$760,916,675	$—	$760,916,675
Open-End Investment Companies	76,558	—	—	76,558
Total	$76,558	$760,916,675	$—	$760,993,233

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DITFF-PH1
R-080548-2 (1/25)